Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	May 31, 2011
Registrant Name	dei_EntityRegistrantName	BLACKROCK SERIES, INC.
Central Index Key	dei_EntityCentralIndexKey	0001062806
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Sep 26, 2011
Document Effective Date	dei_DocumentEffectiveDate	Sep 28, 2011
Prospectus Date	rr_ProspectusDate	Sep 28, 2011

BlackRock Small Cap Growth Fund II
Fund Overview Key Facts About BlackRock Small Cap Growth Fund II
Investment Objective

The investment objective of BlackRock Small Cap Growth Fund II ("Small Cap Growth" or the "Fund"), a series of BlackRock Series, Inc. (the "Corporation") , is to seek long-term capital growth. In other words, the Fund tries to choose investments that will increase in value. Current income from dividends and interest will not be an important consideration in selecting portfolio securities.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of Small Cap Growth. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $25,000 in the fund complex advised by BlackRock Advisors, LLC ("BlackRock"). More information about these and other discounts is available from your financial professional and in the "Details About the Share Classes" section on page 15 of the Fund's prospectus and in the "Purchase of Shares" section on page II-58 of Part II of the Fund's Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - BlackRock Small Cap Growth Fund II	Investor A Shares		Investor B Shares		Investor C Shares		Institutional Shares	Class R Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.25%		none		none		none	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds,whichever is lower)	none	[1]	4.50%	[2]	1.00%	[3]	none	none
[1]	A contingent deferred sales charge ("CDSC") of 1.00% is assessed on certain redemptions of Investor A Shares made within 18 months after purchase where no initial sales charge was paid at time of purchase as part of an investment of $1,000,000 or more.
[2]	The CDSC is 4.50% if shares are redeemed in less than one year. The CDSC for Investor B Shares decreases for redemptions made in subsequent years. After six years there is no CDSC on Investor B Shares. (See the section "Details About the Share Classes ��� Investor B Shares" for the complete schedule of CDSCs.)
[3]	There is no CDSC on Investor C Shares after one year.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - BlackRock Small Cap Growth Fund II		Investor A Shares	Investor B Shares	Investor C Shares	Institutional Shares	Class R Shares
Management Fee	[1]	0.70%	0.70%	0.70%	0.70%	0.70%
Distribution and/or Service (12b-1) Fees	[1]	0.25%	1.00%	1.00%	none	0.50%
Other Expenses	[1]	0.58%	1.01%	0.78%	0.54%	0.70%
Administration Fee	[1]	0.20%	0.20%	0.20%	0.20%	0.20%
Miscellaneous Other Expenses	[1]	0.38%	0.81%	0.58%	0.34%	0.50%
Total Annual Fund Operating Expenses	[1]	1.53%	2.71%	2.48%	1.24%	1.90%
[1]	The fees and expenses shown in the table and the example that follows include both the expenses of the Fund and the Fund's share of the allocated expenses of BlackRock Master Small Cap Growth Portfolio (the "Portfolio") of BlackRock Master LLC (the "Master LLC"). Management fees are paid by the Portfolio.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - BlackRock Small Cap Growth Fund II (USD $)	1 Year	3 Years	5 Years	10 Years
Investor A Shares	672	983	1,315	2,253
Investor B Shares	724	1,191	1,635	2,756
Investor C Shares	351	773	1,321	2,816
Institutional Shares	126	393	681	1,500
Class R Shares	193	597	1,026	2,222

You would pay the following expense if you did not redeem your shares:
Expense Example, No Redemption - BlackRock Small Cap Growth Fund II (USD $)	1 Year	3 Years	5 Years	10 Years
Investor B Shares	274	841	1,435	2,756
Investor C Shares	251	773	1,321	2,816

Portfolio Turnover:

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's turnover rate was 127% of the average value of its portfolio.

Principal Investment Strategies of the Fund

Small Cap Growth will, under normal circumstances, invest at least 80% of its assets in equity securities of small cap companies and at least 80% of its assets in securities or instruments of issuers located in the United States. The Fund emphasizes those securities that Fund management believes have above average prospects for earnings growth. The Fund may purchase common stock, preferred stock, convertible securities and other instruments.

Although a universal definition of small cap companies does not exist, the Fund generally defines these companies as those with a market capitalization similar to the market capitalization of companies in the Russell 2000® Index or the S&P SmallCap 600® Index at the time of the Fund's investment. As of June 30, 2011, the Russell 2000® Index included companies with capitalizations between  $76 million and  $3.1 billion and the S&P SmallCap 600® Index included companies with capitalizations between  $40.2 million and  $4.2 billion.

The Fund invests all of its assets in the Portfolio, a series of the Master LLC that has the same objective and strategies as the Fund. All investments will be made at the level of the Portfolio. This structure is sometimes called a "master/feeder" structure. The Fund's investment results will correspond directly to the investment results of the underlying Portfolio in which it invests. For simplicity, this prospectus uses the term "Fund" to include the Portfolio.

Principal Risks of Investing in the Fund

Risk is inherent in all investing. The value of your investment in Small Cap Growth, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. The following is a summary description of certain risks of investing in the Fund.

■	Equity Securities Risk — Stock markets are volatile. The prices of equity securities fluctuate based on changes in a company's financial condition and overall market and economic conditions.

■

High Portfolio Turnover Risk — The Fund may engage in active and frequent trading of its portfolio securities. High portfolio turnover (more than 100%) may result in increased transaction costs to the Fund, including brokerage commissions, dealer mark-ups and other transaction costs on the sale of the securities and on reinvestment in other securities. The sale of Fund portfolio securities may result in the realization and distribution to shareholders of higher capital gains or losses as compared to a fund with less active trading policies. Given the frequency of sales, such gain or loss will likely be short-term capital gain or loss and would increase an investor's tax liability unless shares are held through a tax-deferred or tax-exempt vehicle. These effects of higher than normal portfolio turnover may adversely affect Fund performance.

■

Investment Style Risk — Under certain market conditions, growth investments have performed better during the later stages of economic expansion. Therefore, this investment style may over time go in and out of favor. At times when the investment style used by the Fund is out of favor, the Fund may underperform other equity funds that use different investment styles.

■

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

■

Small Cap and Emerging Growth Securities Risk — Small cap or emerging growth companies may have limited product lines or markets. They may be less financially secure than larger, more established companies. They may depend on a more limited management group than larger capitalized companies.

Performance Information

The returns for Class R Shares prior to February 4, 2003, the commencement of operations of Class R Shares, are based upon performance of Small Cap Growth's Institutional Shares. The returns for Class R Shares, however, are adjusted to reflect the distribution and service (12b-1) fees applicable to Class R Shares.

The information shows you how the Fund's performance has varied year by year and provides some indication of the risks of investing in the Fund. The table compares the Fund's performance to that of the Russell 2000® Growth Index. As with all such investments, past performance (before and after taxes) is not an indication of future results. The table includes all applicable fees and sales charges. Sales charges are not reflected in the bar chart. If they were, returns would be less than those shown. Updated information can be obtained by visiting www.blackrock.com/funds or can be obtained by phone at (800) 882-0052.

Investor A Shares ANNUAL TOTAL RETURNS BlackRock Small Cap Growth Fund II As of 12/31

During the periods shown in the bar chart, the highest return for a quarter was 26.51% (quarter ended June 30, 2009) and the lowest return for a quarter was –29.25% (quarter ended December 31, 2008). The year-to-date return as of June 30, 2011 was 9.92%.

As of 12/31/10 Average Annual Total Returns
Average Annual Total Returns - BlackRock Small Cap Growth Fund II	1 Year	5 Years	10 Years
Investor A Shares	15.55%	2.82%	2.97%
Investor A Shares Return After Taxes on Distributions	15.55%	1.84%	2.48%
Investor A Shares Return After Taxes on Distributions and Sale of Shares	10.11%	2.16%	2.44%
Investor B Shares	15.95%	2.49%	2.82%
Investor C Shares	19.72%	2.95%	2.62%
Institutional Shares	22.27%	4.20%	3.78%
Class R Shares	21.44%	3.52%	3.29%
Russell 2000 Growth Index (reflects no deduction for fees, expenses or taxes)	29.09%	5.30%	3.78%

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts or through tax-advantaged education savings accounts. After-tax returns are shown for Investor A Shares only, and the after-tax returns for Investor B, Investor C, Institutional and Class R Shares will vary.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BLACKROCK SERIES, INC.
Prospectus Date	rr_ProspectusDate	Sep 28, 2011
BlackRock Small Cap Growth Fund II | Investor A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.25%
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds,whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Management Fee	rr_ManagementFeesOverAssets	0.70%	[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.58%	[2]
Administration Fee	rr_Component1OtherExpensesOverAssets	0.20%	[2]
Miscellaneous Other Expenses	rr_Component2OtherExpensesOverAssets	0.38%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.53%	[2]
1 Year	rr_ExpenseExampleYear01	672
3 Years	rr_ExpenseExampleYear03	983
5 Years	rr_ExpenseExampleYear05	1,315
10 Years	rr_ExpenseExampleYear10	2,253
Annual Return 2001	rr_AnnualReturn2001	(14.40%)
Annual Return 2002	rr_AnnualReturn2002	(25.14%)
Annual Return 2003	rr_AnnualReturn2003	40.28%
Annual Return 2004	rr_AnnualReturn2004	14.85%
Annual Return 2005	rr_AnnualReturn2005	12.93%
Annual Return 2006	rr_AnnualReturn2006	10.35%
Annual Return 2007	rr_AnnualReturn2007	14.05%
Annual Return 2008	rr_AnnualReturn2008	(41.08%)
Annual Return 2009	rr_AnnualReturn2009	34.13%
Annual Return 2010	rr_AnnualReturn2010	21.95%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	9.92%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	26.51%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(29.25%)
1 Year	rr_AverageAnnualReturnYear01	15.55%
5 Years	rr_AverageAnnualReturnYear05	2.82%
10 Years	rr_AverageAnnualReturnYear10	2.97%
BlackRock Small Cap Growth Fund II | Investor A Shares | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.55%
5 Years	rr_AverageAnnualReturnYear05	1.84%
10 Years	rr_AverageAnnualReturnYear10	2.48%
BlackRock Small Cap Growth Fund II | Investor A Shares | Return After Taxes on Distributions and Sale of Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.11%
5 Years	rr_AverageAnnualReturnYear05	2.16%
10 Years	rr_AverageAnnualReturnYear10	2.44%
BlackRock Small Cap Growth Fund II | Investor B Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds,whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	4.50%	[3]
Management Fee	rr_ManagementFeesOverAssets	0.70%	[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%	[2]
Other Expenses	rr_OtherExpensesOverAssets	1.01%	[2]
Administration Fee	rr_Component1OtherExpensesOverAssets	0.20%	[2]
Miscellaneous Other Expenses	rr_Component2OtherExpensesOverAssets	0.81%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.71%	[2]
1 Year	rr_ExpenseExampleYear01	724
3 Years	rr_ExpenseExampleYear03	1,191
5 Years	rr_ExpenseExampleYear05	1,635
10 Years	rr_ExpenseExampleYear10	2,756
1 Year	rr_ExpenseExampleNoRedemptionYear01	274
3 Years	rr_ExpenseExampleNoRedemptionYear03	841
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,435
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,756
1 Year	rr_AverageAnnualReturnYear01	15.95%
5 Years	rr_AverageAnnualReturnYear05	2.49%
10 Years	rr_AverageAnnualReturnYear10	2.82%
BlackRock Small Cap Growth Fund II | Investor C Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds,whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[4]
Management Fee	rr_ManagementFeesOverAssets	0.70%	[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.78%	[2]
Administration Fee	rr_Component1OtherExpensesOverAssets	0.20%	[2]
Miscellaneous Other Expenses	rr_Component2OtherExpensesOverAssets	0.58%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.48%	[2]
1 Year	rr_ExpenseExampleYear01	351
3 Years	rr_ExpenseExampleYear03	773
5 Years	rr_ExpenseExampleYear05	1,321
10 Years	rr_ExpenseExampleYear10	2,816
1 Year	rr_ExpenseExampleNoRedemptionYear01	251
3 Years	rr_ExpenseExampleNoRedemptionYear03	773
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,321
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,816
1 Year	rr_AverageAnnualReturnYear01	19.72%
5 Years	rr_AverageAnnualReturnYear05	2.95%
10 Years	rr_AverageAnnualReturnYear10	2.62%
BlackRock Small Cap Growth Fund II | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds,whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fee	rr_ManagementFeesOverAssets	0.70%	[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.54%	[2]
Administration Fee	rr_Component1OtherExpensesOverAssets	0.20%	[2]
Miscellaneous Other Expenses	rr_Component2OtherExpensesOverAssets	0.34%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.24%	[2]
1 Year	rr_ExpenseExampleYear01	126
3 Years	rr_ExpenseExampleYear03	393
5 Years	rr_ExpenseExampleYear05	681
10 Years	rr_ExpenseExampleYear10	1,500
1 Year	rr_AverageAnnualReturnYear01	22.27%
5 Years	rr_AverageAnnualReturnYear05	4.20%
10 Years	rr_AverageAnnualReturnYear10	3.78%
BlackRock Small Cap Growth Fund II | Class R Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds,whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fee	rr_ManagementFeesOverAssets	0.70%	[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.70%	[2]
Administration Fee	rr_Component1OtherExpensesOverAssets	0.20%	[2]
Miscellaneous Other Expenses	rr_Component2OtherExpensesOverAssets	0.50%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.90%	[2]
1 Year	rr_ExpenseExampleYear01	193
3 Years	rr_ExpenseExampleYear03	597
5 Years	rr_ExpenseExampleYear05	1,026
10 Years	rr_ExpenseExampleYear10	2,222
1 Year	rr_AverageAnnualReturnYear01	21.44%
5 Years	rr_AverageAnnualReturnYear05	3.52%
10 Years	rr_AverageAnnualReturnYear10	3.29%
BlackRock Small Cap Growth Fund II
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Overview Key Facts About BlackRock Small Cap Growth Fund II
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The investment objective of BlackRock Small Cap Growth Fund II ("Small Cap Growth" or the "Fund"), a series of BlackRock Series, Inc. (the "Corporation") , is to seek long-term capital growth. In other words, the Fund tries to choose investments that will increase in value. Current income from dividends and interest will not be an important consideration in selecting portfolio securities.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of Small Cap Growth. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $25,000 in the fund complex advised by BlackRock Advisors, LLC ("BlackRock"). More information about these and other discounts is available from your financial professional and in the "Details About the Share Classes" section on page 15 of the Fund's prospectus and in the "Purchase of Shares" section on page II-58 of Part II of the Fund's Statement of Additional Information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's turnover rate was 127% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	127.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the fund complex advised by BlackRock Advisors, LLC ("BlackRock").
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	25,000
Expenses Represent Both Master and Feeder [Text]	rr_ExpensesRepresentBothMasterAndFeeder	The fees and expenses shown in the table and the example that follows include both the expenses of the Fund and the Fund's share of the allocated expenses of BlackRock Master Small Cap Growth Portfolio (the "Portfolio") of BlackRock Master LLC (the "Master LLC"). Management fees are paid by the Portfolio
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expense if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Small Cap Growth will, under normal circumstances, invest at least 80% of its assets in equity securities of small cap companies and at least 80% of its assets in securities or instruments of issuers located in the United States. The Fund emphasizes those securities that Fund management believes have above average prospects for earnings growth. The Fund may purchase common stock, preferred stock, convertible securities and other instruments.

Although a universal definition of small cap companies does not exist, the Fund generally defines these companies as those with a market capitalization similar to the market capitalization of companies in the Russell 2000® Index or the S&P SmallCap 600® Index at the time of the Fund's investment. As of June 30, 2011, the Russell 2000® Index included companies with capitalizations between  $76 million and  $3.1 billion and the S&P SmallCap 600® Index included companies with capitalizations between  $40.2 million and  $4.2 billion.

The Fund invests all of its assets in the Portfolio, a series of the Master LLC that has the same objective and strategies as the Fund. All investments will be made at the level of the Portfolio. This structure is sometimes called a "master/feeder" structure. The Fund's investment results will correspond directly to the investment results of the underlying Portfolio in which it invests. For simplicity, this prospectus uses the term "Fund" to include the Portfolio.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Risk is inherent in all investing. The value of your investment in Small Cap Growth, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. The following is a summary description of certain risks of investing in the Fund.

■	Equity Securities Risk — Stock markets are volatile. The prices of equity securities fluctuate based on changes in a company's financial condition and overall market and economic conditions.

■

High Portfolio Turnover Risk — The Fund may engage in active and frequent trading of its portfolio securities. High portfolio turnover (more than 100%) may result in increased transaction costs to the Fund, including brokerage commissions, dealer mark-ups and other transaction costs on the sale of the securities and on reinvestment in other securities. The sale of Fund portfolio securities may result in the realization and distribution to shareholders of higher capital gains or losses as compared to a fund with less active trading policies. Given the frequency of sales, such gain or loss will likely be short-term capital gain or loss and would increase an investor's tax liability unless shares are held through a tax-deferred or tax-exempt vehicle. These effects of higher than normal portfolio turnover may adversely affect Fund performance.

■

Investment Style Risk — Under certain market conditions, growth investments have performed better during the later stages of economic expansion. Therefore, this investment style may over time go in and out of favor. At times when the investment style used by the Fund is out of favor, the Fund may underperform other equity funds that use different investment styles.

■

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

■

Small Cap and Emerging Growth Securities Risk — Small cap or emerging growth companies may have limited product lines or markets. They may be less financially secure than larger, more established companies. They may depend on a more limited management group than larger capitalized companies.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The returns for Class R Shares prior to February 4, 2003, the commencement of operations of Class R Shares, are based upon performance of Small Cap Growth's Institutional Shares. The returns for Class R Shares, however, are adjusted to reflect the distribution and service (12b-1) fees applicable to Class R Shares.

The information shows you how the Fund's performance has varied year by year and provides some indication of the risks of investing in the Fund. The table compares the Fund's performance to that of the Russell 2000® Growth Index. As with all such investments, past performance (before and after taxes) is not an indication of future results. The table includes all applicable fees and sales charges. Sales charges are not reflected in the bar chart. If they were, returns would be less than those shown. Updated information can be obtained by visiting www.blackrock.com/funds or can be obtained by phone at (800) 882-0052.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information shows you how the Fund's performance has varied year by year and provides some indication of the risks of investing in the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 882-0052
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.blackrock.com/funds
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all such investments, past performance (before and after taxes) is not an indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	Investor A Shares ANNUAL TOTAL RETURNS BlackRock Small Cap Growth Fund II As of 12/31
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales charges are not reflected in the bar chart. If they were, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the periods shown in the bar chart, the highest return for a quarter was 26.51% (quarter ended June 30, 2009) and the lowest return for a quarter was –29.25% (quarter ended December 31, 2008). The year-to-date return as of June 30, 2011 was 9.92%.

Performance Table Heading	rr_PerformanceTableHeading	As of 12/31/10 Average Annual Total Returns
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	The table includes all applicable fees and sales charges.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts or through tax-advantaged education savings accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Investor A Shares only, and the after-tax returns for Investor B, Investor C, Institutional and Class R Shares will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts or through tax-advantaged education savings accounts. After-tax returns are shown for Investor A Shares only, and the after-tax returns for Investor B, Investor C, Institutional and Class R Shares will vary.

BlackRock Small Cap Growth Fund II | Russell 2000 Growth Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	29.09%
5 Years	rr_AverageAnnualReturnYear05	5.30%
10 Years	rr_AverageAnnualReturnYear10	3.78%

[1]	A contingent deferred sales charge ("CDSC") of 1.00% is assessed on certain redemptions of Investor A Shares made within 18 months after purchase where no initial sales charge was paid at time of purchase as part of an investment of $1,000,000 or more.
[2]	The fees and expenses shown in the table and the example that follows include both the expenses of the Fund and the Fund's share of the allocated expenses of BlackRock Master Small Cap Growth Portfolio (the "Portfolio") of BlackRock Master LLC (the "Master LLC"). Management fees are paid by the Portfolio.
[3]	The CDSC is 4.50% if shares are redeemed in less than one year. The CDSC for Investor B Shares decreases for redemptions made in subsequent years. After six years there is no CDSC on Investor B Shares. (See the section "Details About the Share Classes ��� Investor B Shares" for the complete schedule of CDSCs.)
[4]	There is no CDSC on Investor C Shares after one year.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Sep 28, 2011